Condensed Statements of Comprehensive Loss (Parentheticals) - ₪ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Diluted loss per share	₪ (0.21)	₪ (0.64)	₪ (1.08)
Weighted average of number of shares used to calculate the diluted loss per share	79,171,297	27,839,012	31,380,359